Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities of continuing operations:
Net income (loss)	$ (810,110)	$ (26,132,488)	$ (26,155,061)	$ (150,984)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation	417	417	556	556
Stock-based compensation -related party		26,020,400	26,020,400
Common stock issued for services	784,259	166,355	168,529
Changes in operating assets and liabilities:
Accounts receivable	(14,661)	(203,444)	(82,286)	(50,279)
Prepaid expenses	31,444	21,020	2,732	(25,122)
Right of use assets	12,165	12,165	16,220	(30,477)
Inventory	(284,277)	110,238	(126,240)	228,627
Other assets	9,892	3,385	(6,507)	(4,384)
Operating lease payable	(14,832)	(14,832)	(20,517)	36,250
Accounts payable and accrued expenses	(81,899)	(64,300)	140,577	(25,850)
Net cash provided by (used in) operating activities	(367,602)	(81,085)	(41,597)	(21,663)
Cash flows from investing activities:
Purchase of fixed assets
Net cash provided by (used in) financing activities
Cash flows from financing activities:
Increase (decrease) in loans payable, net	26,009	(67,606)	(77,931)	22,269
Proceeds from private placements	300,000
Government loans-net	379,165	149,900	149,900	170
Net cash provided by (used in) financing activities	705,174	82,294	71,969	22,439
Effect of exchange rates on cash and cash and cash equivalents	(6,872)		9,892
Net increase (decrease) in cash and cash equivalents	337,572	1,209	40,264	776
Cash and cash equivalents at beginning of period	62,555	22,291	22,291	21,515
Cash and cash equivalents at end of period	393,254	23,500	62,555	22,291
Supplemental disclosure of cash flow information:
Cash paid for interest	11,327	23,173	34,299	29,955
Cash paid for income taxes